Leases - Schedule of Cash Outflows in Financing Activity for Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Cash Outflows In Financing Activity For Leases Abstract
Principal element of lease payments	¥ 1,562	$ 223	¥ 5,499	¥ 7,231
Related interest paid	92		564	714
Total	¥ 1,654		¥ 6,063	¥ 7,945